Document and Entity Information	12 Months Ended
Jun. 30, 2019 shares
Entity [Abstract]
Entity Registrant Name	HARMONY GOLD MINING CO LTD
Entity Central Index Key	0001023514
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Document Type	20-F
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Voluntary Filers	Yes
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Entity Common Stock, Shares Outstanding	539,841,195